Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025		Mar. 31, 2024
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1],[2]	¥ 151,390		¥ 149,521
Operating loss, Valuation allowance		(125,000)		(123,000)
Deferred tax assets, net of valuation allowance		26,000		26,000
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		54,000	[3]	56,000	[4]
Operating loss, Valuation allowance		(35,000)	[3]	(34,000)	[4]
Deferred tax assets, net of valuation allowance		20,000	[3]	22,000	[4]
United States of America
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		5,000		4,000
Operating loss, Valuation allowance		0		0
Deferred tax assets, net of valuation allowance		5,000		4,000
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[5]	90,000		88,000
Operating loss, Valuation allowance	[5]	(90,000)		(88,000)
Deferred tax assets, net of valuation allowance	[5]	0		0
Others
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		2,000		1,000
Operating loss, Valuation allowance		0		0
Deferred tax assets, net of valuation allowance		¥ 2,000		¥ 1,000

[1]	The amount includes ¥25,128 million and ¥24,943 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2024 and 2025, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥25,128 million and ¥24,943 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥9,186 million and ¥11,423 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2024 and 2025, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥4,205 million and ¥4,408 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	¥25 billion of the Japan deferred tax assets of ¥54 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥12 billion of the Japan deferred tax assets of ¥54 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.
[4]	¥25 billion of the Japan deferred tax assets of ¥56 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥16 billion of the Japan deferred tax assets of ¥56 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.
[5]	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.